Retirement-Related Benefits - Change in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan
Change in plan assets
Future participant compensation increases	$ 0	$ 0	$ 0
Pension Plan | United States
Change in benefit obligation
Benefit obligation, balance at beginning of period	21,493	48,182
Service cost	0	0	0
Interest cost	1,090	1,129	1,109
Plan participants' contributions	0	0
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	486	(7,849)
Benefits paid from trust	(1,424)	(3,133)
Direct benefit payments	(122)	(123)
Foreign exchange impact	0	0
Amendments/curtailments/settlements/other	(288)	(16,712)
Benefit obligation, balance at end of period	21,235	21,493	48,182
Change in plan assets
Fair value of plan assets, balance at beginning of period	25,094	51,852
Actual return on plan assets	1,055	(6,914)
Employer contributions	0	0
Acquisitions/divestitures, net	0	0
Plan participants' contributions	0	0
Benefits paid from trust	(1,424)	(3,133)
Foreign exchange impact	0	0
Amendments/curtailments/settlements/other	(288)	(16,712)
Fair value of plan assets, balance at end of period	24,437	25,094	51,852
Funded Status	3,202	3,600
Accumulated benefit obligation	21,235	21,493
Pension Plan | Non-U.S. Plans
Change in benefit obligation
Benefit obligation, balance at beginning of period	31,261	45,097
Service cost	177	237	300
Interest cost	1,170	493	424
Plan participants' contributions	17	14
Acquisitions/divestitures, net	(20)	(45)
Actuarial losses/(gains)	2,077	(8,819)
Benefits paid from trust	(1,629)	(1,572)
Direct benefit payments	(396)	(418)
Foreign exchange impact	1,021	(3,463)
Amendments/curtailments/settlements/other	(198)	(262)
Benefit obligation, balance at end of period	33,479	31,261	45,097
Change in plan assets
Fair value of plan assets, balance at beginning of period	28,371	39,979
Actual return on plan assets	1,391	(6,737)
Employer contributions	57	103
Acquisitions/divestitures, net	(24)	(20)
Plan participants' contributions	17	14
Benefits paid from trust	(1,629)	(1,572)
Foreign exchange impact	1,058	(3,154)
Amendments/curtailments/settlements/other	(181)	(243)
Fair value of plan assets, balance at end of period	29,059	28,371	39,979
Funded Status	(4,420)	(2,891)
Accumulated benefit obligation	33,128	30,961
Other Postretirement Benefits Plan | United States
Change in benefit obligation
Benefit obligation, balance at beginning of period	2,369	3,404
Service cost	4	5	7
Interest cost	117	85	65
Plan participants' contributions	38	43
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	(19)	(780)
Benefits paid from trust	(274)	(385)
Direct benefit payments	(3)	(2)
Foreign exchange impact	0	0
Amendments/curtailments/settlements/other	0	0
Benefit obligation, balance at end of period	2,233	2,369	3,404
Change in plan assets
Fair value of plan assets, balance at beginning of period	10	8
Actual return on plan assets	0	0
Employer contributions	233	344
Acquisitions/divestitures, net	0	0
Plan participants' contributions	38	43
Benefits paid from trust	(274)	(385)
Foreign exchange impact	0	0
Amendments/curtailments/settlements/other	2	0
Fair value of plan assets, balance at end of period	10	10	8
Funded Status	(2,224)	(2,359)
Other Postretirement Benefits Plan | Non-U.S. Plans
Change in benefit obligation
Benefit obligation, balance at beginning of period	531	638
Service cost	2	3	4
Interest cost	39	24	27
Plan participants' contributions	0	0
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	35	(87)
Benefits paid from trust	(7)	(6)
Direct benefit payments	(31)	(32)
Foreign exchange impact	22	(10)
Amendments/curtailments/settlements/other	(4)	(1)
Benefit obligation, balance at end of period	586	531	638
Change in plan assets
Fair value of plan assets, balance at beginning of period	29	31
Actual return on plan assets	3	3
Employer contributions	0	0
Acquisitions/divestitures, net	0	0
Plan participants' contributions	0	0
Benefits paid from trust	(7)	(6)
Foreign exchange impact	3	2
Amendments/curtailments/settlements/other	(6)	0
Fair value of plan assets, balance at end of period	23	29	$ 31
Funded Status	$ (564)	$ (501)